Schedule of benefits include salaries, post-employment benefits, termination benefits (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits
Short-term employee benefits	$ 1,290	$ 1,200
Termination benefits	348	900
Post-retirement benefits	9,880	16,069
Total	11,518	18,169
Current	2,144	3,502
Non-current	$ 9,374	$ 14,667